Document and Entity Information	Sep. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	J. Alexander's Holdings, Inc.
Entity Incorporation, State or Country Code	TN
Entity File Number	001-37473
Entity Tax Identification Number	47-1608715
Entity Address, Address Line One	3401 West End Avenue
Entity Address, Address Line Two	Suite 260, P.O. Box 24300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37202
City Area Code	615
Local Phone Number	269-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001617227
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	JAX
Security Exchange Name	NYSE